Contract liabilities and other advances - Movement (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	£ 92,472	£ 97,982
Additions	0	24,796
Recognised in the income statement	(9,907)	(23,198)
Transferred to other creditors		(7,106)
Foreign exchange	0	(2)
Contract liabilities and other advances, end of period	82,564	92,472
Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	1,971	959
Additions	0	2,141
Recognised in the income statement	(199)	(1,127)
Transferred to other creditors		0
Foreign exchange	0	(2)
Contract liabilities and other advances, end of period	1,771	1,971
Revenue generating collaborations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	90,501	87,884
Additions	0	22,655
Recognised in the income statement	(9,708)	(20,038)
Transferred to other creditors		0
Foreign exchange	0	0
Contract liabilities and other advances, end of period	80,793	90,501
Joint operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	£ 0	9,139
Additions		0
Recognised in the income statement		(2,033)
Transferred to other creditors		(7,106)
Foreign exchange		0
Contract liabilities and other advances, end of period		£ 0